Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
NET (LOSS) INCOME	$ (10,036,104)	$ (24,949,246)	$ 900,396
Net (loss) income from discontinued operations	(1,601,323)	58,659	(722,440)
Net (loss) income from continuing operations	(8,434,781)	(25,007,905)	1,622,836
Adjustments to reconcile net loss to net cash (used in) provided by operating activities of continuing operations:
Depreciation	4,886	5,499	5,008
Amortization of intangible assets		115,907	162,825
Amortization of operating right-of-use asset	106,314	42,662	58,602
Amortization of finance right-of-use assets	8,148	7,948	8,153
Provision for credit losses	2,463	2,759,817
Deferred taxes expenses (benefits)		(48,228)	(27,680)
Investment income			(1,917,062)
Gain on termination of finance lease	(7,174)
Earnout payment		5,199,629
Impairment loss on goodwill		971,229
Impairment loss on intangible assets		167,787
Change in fair value of prepaid forward purchase liabilities	1,303,658	12,911,503
Loss on settlement of prepaid forward contracts	2,635,816
Loss on debt settlement	645,612
Gain from forgiveness on promissory note	(10,000)
Change in operating assets and liabilities
Accounts receivable	(33,966)	141,955	(92,902)
Other receivables	1,000	1,587,372	5,832
Prepaid expenses and other current assets	61,629	21,899	(12,817)
Accounts payable	1,269
Other payables and accrued liabilities	519,709	1,115,385	(142,903)
Taxes payable	87,869	(37,597)	5,960
Operating lease liability	(106,314)	(42,662)	(62,124)
Net cash used in operating activities from continuing operations	(3,213,862)	(87,800)	(386,272)
Net cash provided by (used in) operating activities from discontinued operations	295,967	(1,439,028)	830,192
Net cash (used in) provided by operating activities	(2,917,895)	(1,526,828)	443,920
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment			(1,101)
Loan to third party		(246,664)	(373,297)
Net cash used in investing activities from continuing operations		(246,664)	(374,398)
Net cash provided by (used in) investing activities from discontinued operations		(21,542)	18,215
Net cash provided by (used in) investing activities		(268,206)	(356,183)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares		500,000
Capital contributions		600,000
Issuance of ordinary shares through private placements	790,000
Proceeds from the Reverse Recapitalization		1,324,961
Payments of merger costs		(1,305,580)
Repayments from other receivable - related parties		272,489	37,164
Proceeds from short-term loans - third parties			148,834
Proceeds from short-term loans - related parties	1,237,642
Borrowings from other payables - related parties	208,917	1,404,915	243,982
Payment of finance lease liabilities	(5,945)	(6,502)	(6,686)
Borrowings from (repayments to) discontinued operations entities	493,769	(1,782,139)	287,396
Net cash provided by financing activities from continuing operations	2,724,383	1,008,144	710,690
Net cash provided by (used in) financing activities from discontinued operations	(371,888)	1,480,803	(879,063)
Net cash provided by financing activities	2,352,495	2,488,947	(168,373)
EFFECT OF EXCHANGE RATE CHANGES	(21,531)	(99,424)	19,865
NET CHANGE IN CASH AND RESTRICTED CASH	(586,931)	594,489	(60,771)
CASH AND RESTRICTED CASH, beginning of the year	784,485	189,996	250,767
CASH AND RESTRICTED CASH, end of the year	197,554	784,485	189,996
Less: Cash and restricted cash from discontinued operations	(8,549)	(85,483)	(66,586)
Cash and restricted cash from continuing operations, end of year	189,005	699,002	123,410
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	42,900	156,339	30,185
Cash paid for interest	17,520	19,588	110,835
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities	236,705	105,350	125,834
Initial recognition of financing right-of-use assets and lease liabilities	36,204
Derecognition of financing right-of-use assets upon lease termination	12,918
Derecognition of financing lease liabilities upon lease termination	19,297
Issuance of ordinary shares upon conversion of convertible notes	1,424,304
Issuance of ordinary shares upon settlement of debts	1,538,914
Issuance of ordinary shares upon settlement of prepaid forward contracts	2,368,000
Reclassification of other payables and accrued liabilities upon settlement of a promissory note	160,000
Initial recognition of payables to former subsidiary upon disposal of subsidiary		319,158
Conversion of debt into a promissory note		170,000
Conversion of debts into convertible notes		206,500
Forgiveness of debt by a related party		2,763,018
Issuance of ordinary shares upon the Reverse Recapitalization		$ 11,911,459